Pension and Other Postretirement Benefit Plans 5 (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Pension Plan, Defined Benefit [Member]
Weighted-average rates used for determining the projected benefit obligations
Discount rate	4.10%	4.50%	4.00%	4.80%
Compensation increase rate	3.40%	3.70%	3.50%	3.40%
Weighted-average rates used for determining the defined benefit plans
Expected rate of return	8.10%	6.20%	8.10%	8.20%	8.20%
Discount rate	4.00%	4.10%	4.00%	4.80%	5.60%
Compensation increase rate	3.50%	3.50%	3.50%	3.40%	4.00%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Weighted-average rates used for determining the projected benefit obligations
Discount rate	3.70%	4.30%	3.40%	4.10%
Compensation increase rate	0.00%	0.00%	0.00%	0.00%
Weighted-average rates used for determining the defined benefit plans
Expected rate of return	0.00%	0.00%	0.00%	0.00%	0.00%
Discount rate	3.40%	3.70%	3.40%	4.10%	5.50%
Compensation increase rate	0.00%	0.00%	0.00%	0.00%	0.00%
One-percentage-point-change
Effect on total service and interest cost components, 1% Increase		863
Effect on total service and interest cost components, 1% Decrease		(763)
Effect on postretirement benefit obligations, 1% Increase		15,697
Effect on postretirement benefit obligations, 1% Decrease		(14,209)